Short-Term Borrowings (Details Textual)		1 Months Ended	12 Months Ended
	Dec. 27, 2018 USD ($)	Dec. 18, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 24, 2016	Jan. 02, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Short -Term Borrowings (Textual)
Interest rate of credit line					7.20%	7.20%
Interest expense on short-term borrowings					$ 6,246	$ 128,537
Interest expense paid						29,207
Fixed interest rate									5.655%
Bank borrowings						99,330
Equivalent			$ 477,309		6,809,485	$ 10,792,823					$ 624,724	$ 1,727,763
Chen Ping [Member]
Short -Term Borrowings (Textual)
Fixed interest rate						6.955%		6.955%
Aggregate amount										$ 718,638
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Short -Term Borrowings (Textual)
Equivalent	$ 5,200,000
RMB [Member] | Chen Ping [Member]
Short -Term Borrowings (Textual)
Aggregate amount										$ 775,000
RMB [Member] | Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt	35,600,000
Loan balance | ¥							¥ 34,340,000
Accrued interest | ¥							¥ 1,229,076
RMB [Member] | DGHKT [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt	$ 35,600,000
August 28, 2018 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				¥ 2,000,000
December 14, 2018 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				2,000,000
January 29, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 529,500
Fixed interest rate			6.00%				6.00%
January 29, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				3,500,000
March 8, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 408,510
Fixed interest rate			6.00%				6.00%
March 8, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				2,700,000
April 3, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 408,510
Fixed interest rate			6.00%				6.00%
April 3, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				2,700,000
May 23, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 423,640
Fixed interest rate			6.00%				6.00%
May 23, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				2,800,000
June 26, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 378,250
Fixed interest rate			8.00%				8.00%
June 26, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 2,500,000
September 4, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 226,950
Fixed interest rate			6.00%				6.00%
September 4, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				1,500,000
October 11, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 151,300
Fixed interest rate			6.00%				6.00%
October 11, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				1,000,000
October 17, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 30,260
Fixed interest rate			8.00%				8.00%
October 17, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				200,000
November 11, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 151,300
Fixed interest rate			8.00%				8.00%
November 11, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				1,000,000
November 25, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 90,780
Fixed interest rate			8.00%				8.00%
November 25, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				600,000
December 3, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 107,423
Fixed interest rate			8.00%				8.00%
December 3, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				710,000
December 10, 2019 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 276,879
Fixed interest rate			8.00%				8.00%
December 10, 2019 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt | ¥				¥ 1,830,000
December 27, 2018 [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			$ 6,000,000
June 26, 2019 One [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			499,290
June 26, 2019 One [Member] | RMB [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt			3,300,000
Nanjing Bank Company Limited [Member]
Short -Term Borrowings (Textual)
Line of credit | ¥								¥ 10,000,000
Interest rate of credit line		7.20%
Hangzhou Lianluo Interactive Information Technology Co Ltd [Member]
Short -Term Borrowings (Textual)
Interest expense paid			$ 200,799		$ 6,246	$ 0
Fixed interest rate			5.00%		5.00%		5.00%